PROPERTY AND EQUIPMENT - Gain on disposal or sale of property and equipment (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
PROPERTY AND EQUIPMENT.
Proceeds from sale of property and equipment	Rp 1,367	Rp 765	Rp 733
Net book value	(1,009)	(152)	(8)
Gain on disposal or sale of property and equipment	Rp 358	Rp 613	Rp 725